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[LOGO OF REED SMITH]

                                                                  Reed Smith LLP
                                                             1301 K Street, N.W.
                                                         Suite 1100 - East Tower
                                                     Washington, D.C. 20005-3373
W. THOMAS CONNER                                                 +1 202 414 9200
Direct Phone: +1 202 414 9208                                Fax +1 202 414 9299
Email: tconner@reedsmith.com                                       reedsmith.com

July 25, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644

Re: Initial Registration Statement on Form N-4 for
MetLife Insurance Company of Connecticut
MetLife of CT Separate Account Eleven for Variable Annuities
(File No. 811-21262)
(MetLife Accumulation Annuity)

Commissioners:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Separate Account Eleven for Variable Annuities (the "Account"), we are transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement (the "Registration Statement") on Form N-4 for certain modified single premium deferred variable annuity contracts, the MetLife Accumulation Annuity (the "Contracts"). The Contracts will be funded through the Account, which is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended. Financial Statements, exhibits not included with this filing, and certain other information will be added, and other clarifying or stylistic changes made, by pre-effective amendment.

The Company greatly appreciates the cooperation and assistance of the SEC staff in reviewing and processing the Registration Statement so that it can be declared effective on November 17, 2014.

If you have any questions or comments regarding the Registration Statement, please call the undersigned at (202) 414-9208.

Very truly yours,

/s/ W. Thomas Conner
--------------------------------------
W. Thomas Conner

WC:cr

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